Acquisition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Purchase Price Allocation at Fair Value

A summary of the purchase price allocation at fair value is below:

Consideration paid
Cash	$321,250
Common stock	50,000

Fair value of consideration transferred	$371,250

Recognized amounts of identifiable assets acquired

Vehicles	153,000
Customer list	66,413
Loading rach license	58,857
Other identifiable intangibles	56,124
Total assets acquired	334,394

Goodwill	$36,856

A summary of the purchase price allocation at fair value is below.

Purchase Allocation
Vehicles	$153,000
Customer list	66,413
Loading rack license	58,857
Other identifiable intangibles	56,124
Goodwill	36,856
$371,250

Schedule of Business Acquisitions by Acquisition Issued or Issuable	The purchase price was paid as follows:

Cash	$321,250
Common stock	50,000
$371,250

Schedule of Unaudited Pro Forma Combined Statement of Operations

The accompanying unaudited pro forma combined statement of operations presents the accounts of EzFill Holdings, Inc. and Neighborhood Fuel for the year ended December 31, 2021, assuming the acquisition occurred on January 1, 2021.

Year ended December 31, 2021 Summary Statement of Operations	EzFill Holdings	Full Service Fueling	Combined

Revenue	$7,233,957	$242,271	$7,476,228

Net Loss	$(9,383,397)	$(122,507)	$(9,505,904)

Net Loss per common share – basic and diluted	$(0.46)		$(0.47)

Weighted average common shares – basic and diluted	20,199,444		20,199,444